Share Capital - Additional Information (Detail) - USD ($)								12 Months Ended
	Jul. 31, 2015	May. 01, 2015	Sep. 19, 2014	Jul. 30, 2012	Apr. 27, 2012	Feb. 21, 2012	Nov. 22, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 27, 2011
Equity, Class of Treasury Stock [Line Items]
Share allotment description								Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Total proceeds from exercise of stock options by employees								$ 5,600,000	$ 3,900,000
Ordinary shares redeemed, value			$ 40,000,000					$ 457,892,000	$ 140,030,000
Ordinary shares repurchased									2,640,610	0
Ordinary shares repurchased, value									$ 140,000,000
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value											$ 50,000,000
Share repurchase program value, additional			$ 100,000,000
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees								773,753	926,407	1,249,759
Average exercise price of Option per share								$ 27.13	$ 24.02	$ 21.60
Total proceeds from exercise of stock options by employees								$ 21,000,000	$ 22,300,000	$ 27,000,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSU's previously awarded by the Company								268,870	233,726	50,000
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company								7,990
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value	$ 400,000,000	$ 60,000,000
Ordinary shares redeemed	5,316,062	882,419						6,198,481
Ordinary shares redeemed, value	$ 400,000,000	$ 57,900,000						$ 457,900,000
Plan 1
Equity, Class of Treasury Stock [Line Items]
Share repurchase plans, start date							Nov. 23, 2011
Share repurchase plans, end date							Dec. 31, 2011
Plan 1 | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value							$ 10,000,000
Plan 2
Equity, Class of Treasury Stock [Line Items]
Share repurchase plans, start date							Jan. 01, 2012
Share repurchase plans, end date							Feb. 20, 2012
Plan 2 | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value							$ 10,000,000
Plan 3
Equity, Class of Treasury Stock [Line Items]
Share repurchase plans, start date						Feb. 22, 2012
Share repurchase plans, end date						Apr. 22, 2012
Plan 3 | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value						$ 20,000,000
Plan 4
Equity, Class of Treasury Stock [Line Items]
Share repurchase plans, start date					Apr. 27, 2012
Share repurchase plans, end date					Jul. 18, 2012
Plan 4 | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value					$ 20,000,000
Plan 5
Equity, Class of Treasury Stock [Line Items]
Share repurchase plans, start date				Jul. 30, 2012
Share repurchase plans, end date				Oct. 26, 2012
Plan 5 | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program value				$ 10,000,000